Loans and Allowance for Credit Losses - Disclosure of Loans Maturity and Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Total loans	$ 666,631	$ 621,956
Allowance for loan losses (Note 5)	(5,639)	(3,100)
Total loans net of allowance for loan losses	660,992	618,856
Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	666,631	621,956
Allowance for loan losses (Note 5)	(5,639)	(3,100)
Total loans net of allowance for loan losses	660,992	618,856
Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	666,631	621,956
Allowance for loan losses (Note 5)	(5,639)	(3,100)
Total loans net of allowance for loan losses	660,992	618,856
Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	164,556	142,065
Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	493,293	469,950
Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	8,782	9,941
Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	457,976	426,086
Retail [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	457,976	426,086
Retail [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	129,870	114,736
Retail [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	322,122	304,448
Retail [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	5,984	6,902
Wholesale [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses (Note 5)	(2,605)	(1,095)
Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	208,655	195,870
Wholesale [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	208,655	195,870
Wholesale [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	34,686	27,329
Wholesale [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	171,171	165,502
Wholesale [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	2,798	3,039
Under 1 year [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	373,977	371,055
Under 1 year [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	213,946	216,610
Under 1 year [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	160,031	154,445
1 to 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	255,688	218,233
1 to 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	218,342	187,721
1 to 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	37,346	30,512
Over 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	36,966	32,668
Over 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	25,688	21,755
Over 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	$ 11,278	$ 10,913